Note 7 Base scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Base scenario [Member]	Dec. 31, 2023	Dec. 31, 2022
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		4.61%
Unemployment		12.78%
HPI		(3.50%)
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.36%	1.20%
Unemployment	12.13%	12.83%
HPI	(1.93%)	(2.41%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.48%	3.37%
Unemployment	11.80%	11.38%
HPI	(0.92%)	0.55%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.47%	2.98%
Unemployment	11.20%	9.95%
HPI	1.94%	1.30%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.53%	2.95%
Unemployment	10.40%	8.58%
HPI	1.74%	1.74%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.34%	2.93%
Unemployment	9.63%	7.18%
HPI	1.69%	1.86%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.13%
Unemployment	8.98%
HPI	1.43%
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		2.56%
Unemployment		3.32%
HPI		0.95%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.40%	0.58%
Unemployment	2.82%	3.20%
HPI	5.47%	4.14%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.91%	2.05%
Unemployment	3.27%	3.17%
HPI	4.90%	2.90%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.41%	1.84%
Unemployment	3.25%	3.15%
HPI	4.24%	4.19%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.60%	1.76%
Unemployment	3.18%	3.14%
HPI	4.14%	3.27%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.74%	1.79%
Unemployment	3.11%	3.13%
HPI	4.18%	4.37%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.83%
Unemployment	2.99%
HPI	5.07%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		5.47%
Unemployment		10.53%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	4.46%	3.02%
Unemployment	9.63%	10.30%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.50%	(1.50%)
Unemployment	10.28%	11.75%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.54%	3.78%
Unemployment	10.85%	12.15%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.79%	3.78%
Unemployment	11.05%	12.00%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.46%	3.74%
Unemployment	11.15%	12.00%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.46%
Unemployment	11.20%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		2.69%
Unemployment		7.72%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(0.36%)	2.54%
Unemployment	6.88%	7.48%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.99%	2.42%
Unemployment	6.82%	7.03%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.48%	2.19%
Unemployment	6.77%	6.80%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.88%	2.21%
Unemployment	6.55%	6.70%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.72%	2.21%
Unemployment	6.50%	6.68%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.51%
Unemployment	6.46%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		5.00%
Unemployment		12.35%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(3.01%)	(0.50%)
Unemployment	8.28%	10.40%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(4.04%)	(2.04%)
Unemployment	10.48%	8.60%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	5.95%	2.70%
Unemployment	10.15%	7.38%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.03%	2.73%
Unemployment	8.95%	7.38%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.98%	3.49%
Unemployment	7.70%	7.30%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.00%
Unemployment	6.60%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		8.05%
Unemployment		11.49%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.24%	0.72%
Unemployment	10.11%	12.45%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.47%	1.81%
Unemployment	11.25%	13.06%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.33%	2.44%
Unemployment	11.56%	12.94%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.03%	3.10%
Unemployment	11.32%	12.43%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.24%	3.28%
Unemployment	10.60%	10.65%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.42%
Unemployment	10.09%